Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Jennifer Fo has been named interim co-manager of the fund while one of the fund’s co-managers, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018.

The following information supplements information for the fund found in the “Management Contracts” section.

Effective June 1, 2018, Jennifer Fo has been named interim co-manager of the fund while one of the fund’s co-managers, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Due to the interim nature of her appointment to this fund, Ms. Fo will not receive compensation for her services to Fidelity® Stock Selector Small Cap Fund. As of June 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Fo as of June 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$9,161	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,144	none	none

* Includes assets of Fidelity® Stock Selector Small Cap Fund managed by Ms. Fo ($191 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2018, the dollar range of shares of Fidelity® Stock Selector Small Cap Fund beneficially owned by Ms. Fo was $1 - $10,000.

ASCS-ASCSIB-18-01 1.881211.113	August 16, 2018

Supplement to the
Fidelity® Capital Appreciation Fund, Fidelity® Disciplined Equity Fund, Fidelity® Focused Stock Fund, Fidelity® Stock Selector Small Cap Fund and Fidelity® Value Fund
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Jennifer Fo has been named interim co-manager of Fidelity® Stock Selector Small Cap Fund while one of the fund’s co-managers, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018.

The following information supplements information for Fidelity® Stock Selector Small Cap Fund found in the “Management Contracts” section.

Effective June 1, 2018, Jennifer Fo has been named interim co-manager of Fidelity® Stock Selector Small Cap Fund while one of the fund’s co-managers, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Due to the interim nature of her appointment to this fund, Ms. Fo will not receive compensation for her services to Fidelity® Stock Selector Small Cap Fund. As of June 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Fo as of June 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$9,161	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,144	none	none

* Includes assets of Fidelity® Stock Selector Small Cap Fund managed by Ms. Fo ($191 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2018, the dollar range of shares of Fidelity® Stock Selector Small Cap Fund beneficially owned by Ms. Fo was $1 - $10,000.

FCTB-18-01 1.803895.127	August 16, 2018